Fixed Assets	9 Months Ended
Sep. 30, 2024
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the nine months ended September 30, 2024, the Group acquired intangible assets of EUR 4,094k (nine months ended September 30, 2023: EUR 2,610k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those.

As the Company decided to stop an early-stage R&D program due to strategic reasons, related license agreements with a collaboration partner were terminated and already capitalized licenses with a remaining book value of EUR 3,248k were impaired, as no future use is anticipated. The expense recognized related to the impairment is included in research and development expenses.

6.2 Property, plant and equipment

During the nine months ended September 30, 2024, the decrease in property, plant and equipment was attributable to the impairment of a production line.

CureVac’s GMP IV facility was initially planned and constructed for commercial (large scale) production. Following the effectiveness of the new Licensing Agreement with GSK in July 2024, management embarked on a significant strategic restructuring to focus its resources on high-value mRNA projects in oncology and other select areas of substantial unmet medical need.

As a result of the strategic restructuring, one production line within the GMP IV facility will not be developed further and therefore will have no future use. Therefore this production line will not generate cash inflow in the future, resulting in a full impairment of the production line in the amount of EUR 36,641k. The expense recognized related to the impairment is included in other operating expenses. The remaining carrying amount of the GMP IV facility, as of September 30, 2024, presented within construction in progress, amounts to EUR 139,369k.

The decrease is offset by the purchase of technical equipment and machines and other equipment of EUR 3,189k (September 30, 2023: EUR 7,690k) as well as additional amounts recognized as construction in progress of EUR 5,858k (September 30, 2023: EUR 32,918k) primarily related to the Company-owned GMP IV facility with the amount of EUR 5,379k.